Convertible Preferred Shares and Shareholders' Equity (Deficit) (Tables)	12 Months Ended
Mar. 31, 2016
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Schedule of Issuances of Redeemable Convertible Preferred Stock

As of March 31, 2015, the Company’s convertible preferred shares outstanding were as follows:

	Original Issue Price per Share	Shares		Liquidation Amount	Carrying Value
		Authorized	Outstanding
Series A Convertible Preferred Shares (1)	$2.95	7,051,814	7,051,814	$20,816	$20,583
Series B Convertible Preferred Shares	$7.24	5,524,550	5,524,550	40,000	38,722

		12,576,364	12,576,364	$60,816	$59,305

(1)	Translated using the British pound to U.S. dollar exchange rate as of the date of issuance of 1.601.

Schedule of Ordinary Share Reserved for Future Issuance

At March 31, 2016, the Company has reserved the following ordinary shares for future issuance:

At March 31, 2016
Options outstanding under share option plans	8,069,866
Unvested restricted share units	42,224
Options and awards available for future grant under the 2015 Plan	5,999,375
Shares reserved for issuance under ESPP	1,100,000

Total authorized ordinary shares reserved for future issuance	15,211,465